UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395
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Pioneer Series Trust VII
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2019 to June 30, 2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 25, 2020

======================== Pioneer Global High Yield Fund ========================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 20, 2020   Meeting Type: Annual
Record Date:  MAR 26, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Christopher W. Hamm      For       For          Management
1b    Elect Director Scott L. Hoffman         For       For          Management
1c    Elect Director Randal T. Klein          For       For          Management
1d    Elect Director Evan S. Lederman         For       For          Management
1e    Elect Director David H. Proman          For       For          Management
1f    Elect Director Todd R. Snyder           For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2020   Meeting Type: Annual
Record Date:  APR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       Against      Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital in Accordance with
      Capitalization Plan Approved by Board
      and AGM on April 30, 2019
6     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary of Board, Chairmen and
      Members of Audit Committee and
      Corporate Practices and Compensation
      Committee; Approve Their Remuneration;
      Verify Independence Classification of
      Directors
7     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 29, 2020   Meeting Type: Special
Record Date:  APR 16, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Article 6 Re: Shares              For       Against      Management
      Representing Fixed Portion of Share
      Capital
2     Authorize Board to Ratify and Execute   For       Against      Management
      Approved Resolutions

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WINDSTREAM SERVICES LLC

Ticker:                      Security ID:  97381LAB4
Meeting Date: JUN 17, 2020   Meeting Type: Written Consent
Record Date:  MAY 07, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan (For = Accept,         None      For          Management
      Against = Reject; Abstain Votes Do Not
      Count)
2     Opt Out Of The Third-party Release      None      For          Management
      (For = Opt Out, Against Or Abstain =
      Do Not Opt Out)

=================== Pioneer Global Multi Sector Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT